Securities - Impairment of available for sale securities (IAS 39) - Additional Information (Detail) $ in Millions	12 Months Ended
Oct. 31, 2017 CAD ($)
Disclosure of financial assets [line items]
Realized gains	$ 172
Net realized gains	224
Impairment losses	52
Available-for-sale instruments [member]
Disclosure of financial assets [line items]
Gross unrealized losses on AFS securities	$ 339